Statutory Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statutory Financial Information
Statutory net loss	$ (12.0)	$ (6.6)
Statutory capital and surplus	48.4	23.6
Authorized control level RBC	$ 13.7	$ 5.6